UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement |_| adds new holding
                                      entries.

Institutional Manager Filing this Report:

Name:     Broadway Gate Capital, LLC (1)

Address:  152 West 57th Street, 19th Floor
          New York, New York  10019

13F File Number: 028-13286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member of Pennant Capital Management, LLC
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier             Chatham, New Jersey            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


(1) As of August 1, 2010, Pennant Capital Management, LLC has acquired substantially all of the assets of Broadway Gate Capital, LLC (the "Reporting Person"). As a result of such acquisition, (i) the Reporting Person will no longer have investment discretion over such securities and (ii) this filing will be the final filing on Form 13F by the Reporting Person.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $254,063
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                      Name

1.          028-13288                     Broadway Gate Master Fund, Ltd.
----       ---------------------          --------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                    Broadway Gate Capital, LLC
                                                            June 30, 2010


COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                VALUE     SHRS OR  SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME  OF ISSUER OF CLASS CUSIP (X1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE
SHARED NONE

ADOBE SYS INC                  COM        00724F101    8,722     330,000  SH       SHARED-DEFINED     1       -      330,000    -
CISCO SYS INC                  COM        17275R102   12,147     570,000  SH       SHARED-DEFINED     1       -      570,000    -
DAVITA INC                     COM        23918K108   19,356     310,000  SH       SHARED-DEFINED     1       -      310,000    -
FIDELITY NATIONAL FINANCIAL    CL A       31620R105    6,170     475,000  SH       SHARED-DEFINED     1       -      475,000    -
FIDELITY NATL INFORMATION SV   COM        31620M106   15,824     590,000  SH       SHARED-DEFINED     1       -      590,000    -
GLOBAL CASH ACCESS HLDGS INC   COM        378967103   11,752   1,630,000  SH       SHARED-DEFINED     1       -    1,630,000    -
MIDDLEBY CORP                  COM        596278101    9,308     175,000  SH       SHARED-DEFINED     1       -      175,000    -
OMNICOM GROUP INC              COM        681919106   12,005     350,000  SH       SHARED-DEFINED     1       -      350,000    -
PHH CORP                       COM NEW    693320202   11,635     611,082  SH       SHARED-DEFINED     1       -      611,082    -
RENAISSANCERE HOLDINGS LTD     COM        G7496G103    6,752     120,000  SH       SHARED-DEFINED     1       -      120,000    -
TEREX CORP NEW                 COM        880779103   11,244     600,000  SH       SHARED-DEFINED     1       -      600,000    -
TRANSDIGM GROUP INC            COM        893641100   26,025     510,000  SH       SHARED-DEFINED     1       -      510,000    -
UNION PAC CORP                 COM        907818108   18,768     270,000  SH       SHARED-DEFINED     1       -      270,000    -
VARIAN MED SYS INC             COM        92220P105   13,358     255,500  SH       SHARED-DEFINED     1       -      255,500    -
WELLPOINT INC                  COM        94973V107   20,061     410,000  SH       SHARED-DEFINED     1       -      410,000    -
WESCO INTL INC                 COM        95082P105   12,795     380,000  SH       SHARED-DEFINED     1       -      380,000    -
WESTERN UN CO                  COM        959802109   18,488   1,240,000  SH       SHARED-DEFINED     1       -    1,240,000    -
WILLIS GROUP HOLDINGS PUBLIC   SHS        G96666105   12,020     400,000  SH       SHARED-DEFINED     1       -      400,000    -
ZORAN CORP                     COM        98975F101    7,632     800,000  SH       SHARED-DEFINED     1       -      800,000    -




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